Asset Retirement Obligations and Accrued Reclamation Liabilities - Schedule Of Change In Asset Retirement Obligation And Balance Of Reclamation Liabilities Including Asset Retirement Obligation Non Current (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure For Asset Retirement Obligations and Accrued Reclamation Liabilities [Abstract]
Asset retirement obligation—beginning of period	$ 79	$ 0
Obligation incurred during the period	106	79
Revisions to previous estimates	(3)	0
Accretion	9	0
Asset retirement obligation—end of period	191	79
Accrued reclamation costs	298	298
Total accrued reclamation liabilities	$ 489	$ 377